Fair Value	12 Months Ended
Dec. 31, 2025
EBP 333
EBP, Investment, Fair Value and NAV [Line Items]
Fair Value
8.
Fair Value

Fair value is the price that would be received to sell an asset, or paid to transfer a liability, in an orderly transaction between market participants at the measurement date. In determining fair value, the Plan utilizes certain assumptions that market participants would use in pricing the asset or liability, including assumptions about the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Plan utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the examination of the inputs used in the valuation techniques, the Plan is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value are classified and disclosed in one of the following three categories:

Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity can access at the measurement date.

Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3: Unobservable inputs for the asset or liability and that are significant to the fair value of the assets and liabilities (i.e., allowing for situations in which there is little or no market activity for the asset or liability at the measurement date).

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. See the description within “Note 2 - Summary of Significant Accounting Policies,” as to the investment valuation methodology for each class of assets noted in the below table. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Investments Measured at Net Asset Value (“NAV”)

In accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) No. 2015-07, Fair Value Measurement (Topic 820): Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent), investments that are measured at fair value using the NAV per share practical expedient have not been classified within the fair value hierarchy table below. The fair value amounts are included in the tables below in order to reconcile to the amounts presented in the Statement of Net Assets Available for Benefits. These investments consisted of common collective trust funds for the years ended December 31, 2025 and December 31, 2024.

The following table shows the assets of the Master Trust measured at fair value on a recurring basis, as of December 31, 2025:

Description	Total	(Level 1)	(Level 2)	(Level 3)
Master Trust assets:
Mutual funds	$391,640,435	$391,640,435	$-	$-
Worthington Enterprises common shares	13,204,014	13,204,014	-	-
Total assets in the fair value hierarchy	404,844,449	404,844,449	-	-
Common collective trust funds measured at net asset value	64,185,582	-	-	-
Total	$469,030,031	404,844,449	$-	$-

The following table shows the assets of the Master Trust measured at fair value on a recurring basis, as of December 31, 2024:

Description	Total	(Level 1)	(Level 2)	(Level 3)
Master Trust assets:
Mutual funds	$133,511,483	$133,511,483	$-	$-
Worthington Enterprises common shares	10,746,147	10,746,147	-	-
Worthington Steel common shares	6,930,870	6,930,870	-	-
Total assets in the fair value hierarchy	151,188,500	151,188,500	-	-
Common collective trust funds measured at net asset value	262,849,675	-	-	-
Total	$414,038,175	151,188,500	$-	$-